Post-employment benefit plans (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Components of post-employment benefit plans service cost
Components of post-employment benefit plans service cost

For the year ended December 31	2025	2024
DB pension	(125)	(134)
DC pension	(132)	(136)
OPEBs	(1)	(1)
Less:
Capitalized benefit plans cost	60	63
Total post-employment benefit plans service cost	(198)	(208)

Components of post-employment benefit plans financing cost	Components of post-employment benefit plans financing income

For the year ended December 31	2025	2024
DB pension	133	99
OPEBs	(31)	(33)
Total net return on post-employment benefit plans	102	66

Defined benefit plans recognized in comprehensive income
The statements of comprehensive income include the following amounts before income taxes.

	2025	2024
Cumulative gains recognized directly in equity, January 1	1,228	432
Actuarial gains in other comprehensive income (1)	881	984
Increase in the effect of the asset limit in other comprehensive income (2)	(22)	(188)
Cumulative gains recognized directly in equity, December 31	2,087	1,228
(1)The cumulative actuarial gains recognized in the statements of comprehensive income are $2,729 million at December 31, 2025.
(2)The cumulative increase in the effect of the asset limit recognized in the statements of comprehensive income is $642 million at December 31, 2025.

Components of post-employment benefit (obligations) assets
The following table shows the change in post-employment benefit obligations and the fair value of plan assets.

		DB pension plans		OPEB plans		Total
	Note	2025	2024	2025	2024	2025	2024
Post-employment benefit obligations, January 1		(20,134)	(20,595)	(1,054)	(1,074)	(21,188)	(21,669)
Current service cost		(125)	(134)	(1)	(1)	(126)	(135)
Interest on obligations		(924)	(927)	(48)	(49)	(972)	(976)
Actuarial gains (1)		437	214	36	—	473	214
Benefit payments		1,404	1,349	69	70	1,473	1,419
Employee contributions		(7)	(8)	—	—	(7)	(8)
Business combinations	4	(181)	(33)	(43)	—	(224)	(33)
Other		(2)	—	—	—	(2)	—
Post-employment benefit obligations, December 31		(19,532)	(20,134)	(1,041)	(1,054)	(20,573)	(21,188)
Fair value of plan assets, January 1		24,188	23,768	370	330	24,558	24,098
Expected return on plan assets (2)		1,104	1,062	17	16	1,121	1,078
Actuarial gains (1)		401	737	7	33	408	770
Benefit payments		(1,404)	(1,349)	(69)	(70)	(1,473)	(1,419)
Employer contributions		50	48	59	61	109	109
Employee contributions		7	8	—	—	7	8
Transfers to DC plans		(127)	(132)	—	—	(127)	(132)
Business combinations	4	201	47	—	—	201	47
Refundable tax		(6)	—	—	—	(6)	—
Other		(1)	(1)	—	—	(1)	(1)
Fair value of plan assets, December 31		24,413	24,188	384	370	24,797	24,558
Plan asset (deficit)		4,881	4,054	(657)	(684)	4,224	3,370
Effect of asset limit		(1,018)	(960)	—	—	(1,018)	(960)
Interest on effect of asset limit		(47)	(36)	—	—	(47)	(36)
Post-employment benefit asset (liability), December 31		3,816	3,058	(657)	(684)	3,159	2,374
Post-employment benefit assets		4,310	3,578	—	—	4,310	3,578
Post-employment benefit obligations		(494)	(520)	(657)	(684)	(1,151)	(1,204)
(1)Actuarial gains include experience gains of $391 million in 2025 and $809 million in 2024.
(2)The actual return on plan assets was $1,529 million or 6.4% in 2025 and $1,848 million or 8.1% in 2024.

Funded status of post-employment benefit plans cost
The following table shows the funded status of our post-employment benefit obligations.

	Funded		Partially funded (1)		Unfunded (2)		Total
For the year ended December 31	2025	2024	2025	2024	2025	2024	2025	2024
Present value of post-employment benefit obligations	(18,981)	(19,558)	(1,347)	(1,425)	(245)	(205)	(20,573)	(21,188)
Fair value of plan assets	24,355	24,123	442	435	—	—	24,797	24,558
Plan surplus (deficit)	5,374	4,565	(905)	(990)	(245)	(205)	4,224	3,370
Effect and interest of asset limit	(1,065)	(996)	—	—	—	—	(1,065)	(996)
Post-employment benefit asset (liability)	4,309	3,569	(905)	(990)	(245)	(205)	3,159	2,374
(1)The partially funded plans consist of supplementary executive retirement plans (SERPs) for eligible employees and certain OPEBs. The company partially funds the SERPs through letters of credit and a retirement compensation arrangement account with Canada Revenue Agency. Certain paid-up life insurance benefits are funded through life insurance contracts.
(2)Our unfunded plans consist of certain OPEBs, which are paid as claims are incurred.

Disclosure of significant assumptions
We used the following key assumptions to measure the post-employment benefit obligations and the net benefit plans cost for the DB pension plans and OPEB plans. These assumptions are long-term, which is consistent with the nature of post-employment benefit plans.

	DB pension plans and OPEB plans
For the year ended December 31	2025	2024
Post-employment benefit obligations
Discount rate	4.9%	4.7%
Rate of compensation increase	2.25%	2.25%
Cost of living indexation rate (1)	1.6%	1.6%
Life expectancy at age 65 (years)	23.2	23.4
(1)Cost of living indexation rate is only applicable to DB pension plans.

	DB pension plans and OPEB plans
For the year ended December 31	2025	2024
Net post-employment benefit plans cost
Discount rate	4.8%	4.7%
Rate of compensation increase	2.25%	2.25%
Cost of living indexation rate (1)	1.6%	1.6%
Life expectancy at age 65 (years)	23.4	23.4
(1) Cost of living indexation rate is only applicable to DB pension plans.

Healthcare cost trend rates and sensitivity analysis
The following table shows the effect of a 1% change in the assumed trend rates in healthcare costs.

Effect on post-employment benefits - increase (decrease)	1% increase	1% decrease
Total service and interest cost	2	(2)
Post-employment benefit obligations	55	(47)
The following table shows a sensitivity analysis of key assumptions used to measure the net post-employment benefit obligations and the net post-employment benefit plans cost for our DB pension plans and OPEB plans.

		Impact on net post-employment benefit plans cost for 2025 – increase (decrease)		Impact on post-employment benefit obligations at December 31, 2025 – increase (decrease)
	Change in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption
Discount rate	0.5%	(79)	76	(1,026)	1,102
Cost of living indexation rate	0.5%	54	(42)	997	(800)
Life expectancy at age 65	1 year	41	(40)	782	(782)

Post-employment benefit plan assets
The following table shows the target allocations for 2025 and the allocation of our post-employment benefit plan assets at December 31, 2025 and 2024.

	Weighted average target allocation	Total plan assets fair value
Asset category	2025	December 31, 2025	December 31, 2024
Equity securities	0%-40%	14%	13%
Debt securities	40%-100%	52%	53%
Alternative investments	0%-60%	34%	34%
Total		100%	100%
The following table shows the fair value of the DB pension plan assets for each category.

For the year ended December 31	2025	2024
Observable markets data
Equity securities
Canadian	759	862
Foreign	2,577	2,344
Debt securities
Canadian	10,075	11,117
Foreign	2,224	1,426
Money market	357	257
Non-observable markets inputs
Alternative investments
Private equities	1,077	1,066
Hedge funds	1,543	1,301
Real estate and infrastructure	4,452	4,341
Private debt	1,325	1,451
Other	24	23
Total	24,413	24,188

Disclosure of contributions to post-employment benefit plans
The following table shows the amounts we contributed to the DB and DC pension plans and the payments made to beneficiaries under OPEB plans.

	DB plans		DC plans		OPEB plans
For the year ended December 31	2025	2024	2025	2024	2025	2024
Contributions/payments	(44)	(48)	(5)	(4)	(59)	(61)